Label	Element	Value
Pemex Industrial Transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]	ifrs-full_DisclosureOfSignificantUnobservableInputsUsedInFairValueMeasurementOfAssetsExplanatory
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of September 30,
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	Refining		Gas		Petrochemicals		Ethylene **		Fertilizers
Average crude oil Price	US$72.98	US$59.10	N.A.		N.A.		N.A.		N.A.
Processed volume (i)	889 Mbd	906 Mbd	2,061 mmpcd	2,161 mmpcd	Variable because the load inputs are diverse		Variable because the load inputs are diverse		Variable because the load inputs are diverse
Rate of U.S. dollar	20.3058	20.3060	20.3058	20.3060	20.3058	20.3060	20.3058	20.3060	20.3058	20.306
Useful lives of the cash-generating units (year average)	12	11	7	7	5	6	5	5	5	5
Discount rate	10.85%	9.34%	10.36%	10.66%	8.22%	8.57%	8.22%	8.57%	10.25%	10.01%
Period *	2022-2033		2022-2028		2022-2026		2022-2026		2022-2026
*    The first 5 years are projected and stabilize at year 6.
**    This entity was merged into Pemex Industrial Transformation on July 1, 2019.
(i)    Average of the first 4 years.
N.A. Non-applicable

Pemex Exploration And Production [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss For CGUs [Text Block]	ck0000932782_DisclosureOfImpairmentLossAndReversalOfImpairmentLossForCGUsTextBlock
As of September 30, 2022 and 2021, values in use for CGU with impairment or reversal of impairment are:

	2022		2021
Ku-Maloob-Zaap	Ps.	675,642,095	Ps.	646,140,977
Cuenca de Veracruz	132,777,887		169,460,571
Cantarell	67,092,681		142,433,061
Chuc	73,209,192		54,633,917
Aceite Terciario del golfo	78,617,964		54,019,442
Ogarrio Magallanes	19,056,945		29,327,987
Antonio J. Bermudez	22,211,983		28,193,558
Cactus Sitio Grande	33,414,483		25,684,671
Crudo Ligero Marino	29,084,553		21,536,136
Tsimin Xux	25,080,469		20,681,792
Ixtal - Manik	19,693,120		13,902,514
Burgos	10,303,986		9,686,548
Poza Rica	6,767,035		8,597,852
Tamaulipas constituciones	6,242,425		7,070,363
Arenque	5,931,445		5,937,235
Cuenca de Macuspana	744,643		843,489
Total	Ps.	1,205,870,906	Ps.	1,238,150,113

Deer Park [Member]
Disclosure of detailed information about business combination [text block]	ifrs-full_DisclosureOfDetailedInformationAboutBusinessCombinationsExplanatory
PEMEX’s purchase of control of Deer Park, through the 50.005% interest owned by Shell, included the following:

Cash paid to Shell	Ps.	8,597,743	U.S.$	421,396
Payment of debt to third parties	18,289,066		896,391
Payment of DPRLP’s debt to company partners	3,496,054		171,350
Total consideration paid in cash	Ps.	30,382,863	U.S.$	1,489,137
Settlement of pre-existing relationship	6,663,803		326,609
Total consideration paid in cash and settlement of pre-existing relationship	Ps.	37,046,666	U.S.$	1,815,746
At the acquisition date, considering the amount of the value of the net assets and the consideration transferred, a gain at a bargain purchase was determined as follows:

Total consideration transferred	Ps.	37,046,666	U.S.$	1,815,746
Fair value of the identifiable net assets acquired	(38,317,854)		(1,878,050)
Gain on bargain purchase	Ps.	(1,271,188)	U.S.$	(62,304)